Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2022 USD ($) $ / shares	Oct. 27, 2022 CAD ($)	Jan. 10, 2022 USD ($)	Oct. 31, 2021 USD ($)
Subordinated Liabilities [Line Items]
Face value	$ 8,382,140	$ 6,207,882
Repayments of subordinated liabilities	850	2,250
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Increase (Decrease) in Subordinated Long Term Debt	$ (565)	44
Bottom of range [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Common stock conversion price | $ / shares			$ 5
Three point eight zero three percentage Subordinated Notes due 2032 [Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value			$ 1,250
Interest rate	3.803%		3.803%
Four point three three eight percentage Subordinated Notes due 2028[Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value			$ 850			$ 850
Interest rate	4.338%		4.338%
Series I Medium Term Notes Second Tranche [member]
Subordinated Liabilities [Line Items]
Repayments of subordinated liabilities	$ 850
Percentage of redemption of principal amount plus unpaid accrued interest	100.00%
Series I Medium Term Notes Second Tranche [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value	$ 850	$ 850
Interest rate	2.57%		2.57%
Three Point Zero Eighty Eight Percentage Subordinated Notes Due 2037 [Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value			$ 1,250		$ 1,250
Interest rate	3.088%		3.088%
Series L Medium-Term Notes, First Tranche [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value	$ 750			$ 750
Interest rate	6.53%		6.53%